Time Deposits - Additioanal Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Time Deposits [Line Items]
Time Deposits, $100,000 or More	$ 19.2	$ 27.5